As filed with the Securities and Exchange Commission on April 17, 2006

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 43	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 43	☒

(Check appropriate box or boxes)

iShares® Trust

(Exact Name of Registrant as Specified in Charter)

c/o Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, N.Y. 10019-6099	ADAM MIZOCK, ESQ. BARCLAYS GLOBAL INVESTORS, N.A. 45 FREMONT STREET SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☒	On May 1, 2006 pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

iShares® Trust (the “Registrant”)

CONTENTS OF THE REGISTRATION STATEMENT

This registration statement of the Registrant contains the following documents:

Facing Sheet

Contents of the Registration Statement

Part C - Other Information

Signature Page

Exhibits

Explanatory Note:

The Registrant has prepared this Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A for the purpose of filing certain exhibits to the Registration Statement and updating Items 23, 24, 26 and 27 of Part C. Post-Effective Amendment No. 43 does not modify any provisions of the Prospectus or Statement of Additional Information constituting Part A and Part B of the Registration Statement and, accordingly, such Prospectus and Statement of Additional Information have not been included herein. In addition, Post-Effective Amendment No. 43 does not modify Items 25, 28, 29 and 30 of Part C.

iShares Trust

File Nos. 333-92935 and 811-09729

Part C

Other Information

Item 23. Exhibits:	PEA	# 43

Exhibit Number	Description
(a)	Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000 (Accession No. 0000950130-00-002860).

(b)	Amended and Restated By-Laws is incorporated herein by reference to Post-Effective Amendment No. 38, filed June 29, 2005 (Accession No. 0001193125-05-134869).

(c)	Not applicable.

(d.1)	Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors (“BGFA”) is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000 (Accession No. 0000950130-00-002860).

(d.2)	Schedule A to the Investment Advisory Agreement between the Trust and BGFA, as amended, is filed herewith.

(e.1)	Distribution Agreement between the Trust and SEI Investments Distribution Company (“SEI”) is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000 (Accession No. 0000950130-00-002860).

(e.2)	Exhibit A to the Distribution Agreement between the Trust and SEI, as amended, is filed herewith.

(f)	Not applicable.

(g.1)	Custodian Agreement between the Trust and Investors Bank & Trust Company (“IBT”) is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000 (Accession No. 0000950130-00-002860).

(g.2)	Appendix A to the Custodian Agreement between the Trust and IBT, as amended, is filed herewith.

(g.3)	Securities Lending Agency Agreement between Barclays Global Investors, N.A. (“BGI”) and the Trust is incorporated herein by reference to exhibit (g.3) of Post-Effective Amendment No. 21, filed June 27, 2003 (Accession No. 0001193125-03-014224).

(g.4)	Appendix A to Securities Lending Agency Agreement between BGI and the Trust, as amended, is filed herewith.

(g.5)	Delegation Agreement between the Trust and IBT is incorporated herein by reference to exhibit (g.3) of Post-Effective Amendment No. 2, filed May 12, 2000 (Accession No. 0000950130-00-002860).

(h.1)	Administration Agreement between the Trust and IBT is incorporated herein by reference to the Post-Effective Amendment No. 2, filed May 12, 2000 (Accession No. 0000950130-00-002860).

(h.2)	Appendix A to the Administration Agreement between the Trust and IBT, as amended, is filed herewith.

(h.3)	Transfer Agency and Service Agreement between the Trust and IBT is incorporated herein by reference to exhibit (h.2) of Post-Effective Amendment No. 2, filed May 12, 2000 (Accession No. 0000950130-00-002860).

(h.4)	Appendix A to the Transfer Agency and Service Agreement between the Trust and IBT, as amended, is filed herewith.

(h.5)	Sublicense Agreement between BGI and the Trust for iShares S&P Funds is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000 (Accession No. 0000950130-00-002860).

(h.6)	Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares S&P Funds, as amended, is incorporated herein by reference to Post-Effective Amendment No. 37, filed June 6, 2005 (Accession No. 0001193125-05-120767).

(h.7)	Sublicense Agreement between BGI and the Trust for iShares Dow Jones Funds is incorporated herein by reference to Post-Effective Amendment No. 37, filed June 6, 2005 (Accession No. 0001193125-05-120767).

(h.8)	Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares Dow Jones Funds is filed herewith.

(h.9)	Sublicense Agreement between BGI and the Trust for iShares Russell Funds is incorporated herein by reference to Post-Effective Amendment No. 37, filed June 6, 2005 (Accession No. 0001193125-05-120767).

(h.10)	Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares Russell Funds to be filed by amendment.

(h.11)	Sublicense Agreement between BGI and the Trust for iShares MSCI EAFE Index Fund is incorporated herein by reference to Post-Effective Amendment No. 10, filed June 1, 2001 (Accession No. 00001021408-01-501621).

(h.12)	Sublicense Agreement between BGI and the Trust for iShares Nasdaq Biotechnology Index Fund is incorporated herein by reference to Post-Effective Amendment No. 13, filed July 31, 2001 (Accession No. 00001021408-01-504274).

(h.13)	Sublicense Agreement between BGI and the Trust for iShares Goldman Sachs Funds is incorporated herein by reference to Post-Effective Amendment No. 37, filed June 6, 2005 (Accession No. 0001193125-05-120767).

(h.14)	Sublicense Agreement between BGI and the Trust for iShares Lehman Brothers 1-3 year Treasury Index Fund, iShares Lehman Brothers 7-10 year Treasury Index Fund, iShares Lehman Brothers 20+ year Treasury Index Fund, iShares Lehman Brothers Treasury Index Fund, iShares Lehman Brothers Government/Credit Index Fund and iShares U.S. Credit Index Fund is incorporated herein by reference to Post-Effective Amendment No. 16, filed July 31, 2002 (Accession No. 0000898430-02-002728).

(h.15)	Sublicense Agreement between BGI and the Trust for iShares GS $ InvesTop Corporate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 16, filed July 31, 2002 (Accession No. 0000898430-02-002728).

(h.16)	Sublicense Agreement between BGI and the Trust for iShares S&P ADR International Index Fund and KLD Nasdaq Social Index Fund to be filed by amendment.

(h.17)	Sublicense Agreement between BGI and the Trust for iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Post-Effective Amendment No. 37, filed June 6, 2005 (Accession No. 0001193125-05-120767).

(h.18)	Sublicense Agreement between BGI and the Trust for iShares Dow Jones Transportation Average Index Fund and iShares Dow Jones Select Dividend Index Fund is incorporated herein by reference to Post-Effective Amendment No. 37, filed June 6, 2005 (Accession No. 0001193125-05-120767).

(h.19)	Sublicense Agreement between BGI and the Trust for iShares NYSE 100 Index Fund and iShares NYSE Composite Index Fund is incorporated herein by reference to Post-Effective Amendment No. 37, filed June 6, 2005 (Accession No. 0001193125-05-120767).

(h.20)	Sublicense Agreement between BGI and the Trust for iShares FTSE/Xinhua China 25 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 37, filed June 6, 2005 (Accession No. 0001193125-05-120767).

(h.21)	Sublicense Agreement between BGI and the Trust for iShares Morningstar Funds is incorporated herein by reference to Post-Effective Amendment No. 37, filed June 6, 2005 (Accession No. 0001193125-05-120767).

(h.22)	Sublicense Agreement between BGI and the Trust for iShares KLD Select Social Index Fund is incorporated herein by reference to Post-Effective Amendment No. 37, filed June 6, 2005 (Accession No. 0001193125-05-120767).

(h.23)	Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares Lehman Brothers Funds is incorporated herein by reference to Post-Effective Amendment No. 39, filed July 28, 2005 (Accession No. 0001193125-05-151478).

(h.24)	Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares MSCI EAFE Funds is incorporated herein by reference to Post-Effective Amendment No. 40, filed August 24, 2005 (Accession No. 0001193125-05-173934).

(i.1)	Legal Opinion and Consent of Willkie Farr & Gallagher LLP is filed herewith.

(i.2)	Legal Opinion and Consent of Richards, Layton & Finger, P.A. is filed herewith.

(j)	Consent of PricewaterhouseCoopers LLC, dated April 16, 2006, is filed herewith.

(k)	Not applicable.

(l.1)	Subscription Agreement between the Trust and SEI is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000 (Accession No. 0000950130-00-002860).

(l.2)	Letter of Representations between the Trust and Depository Trust Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000 (Accession No. 0000950130-00-002860).

(l.3)	Amendment of Letter of Representations between the Trust and Depository Trust Company for iShares S&P Global 100 Index Fund and iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Post-Effective Amendment No. 11, filed July 2, 2001. (Accession No. 0000928385-01-501258).

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p.1)	iShares Trust Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 41, filed November 23, 2005 (Accession No. 0001193125-05-231896).

(p.2)	BGI Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 39, filed July 28, 2005 (Accession No. 0001193125-05-151478).

(p.3)	Code of Ethics for SEI is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 23 to the Registration Statement of Bishop Street Funds (SEC Nos. 33-80514 and 811-8572), filed April 29, 2005 (Accession No. 0000893220-05-000981).

(q.1)	Power of Attorney dated February 21, 2006 for Richard K. Lyons is filed herewith.

(q.2)	Powers of Attorney dated February 22, 2006 for Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, George G.C. Parker and W. Allen Reed are filed herewith.

(q.3)	Power of Attorney dated February 25, 2006 for Charles A. Hurty is filed herewith.

Item 24.	Persons Controlled By or Under Common Control with Registrant:

iShares S&P Global 100 Index Fund
Mellon Trust of New England	34.35%
iShares Russell 1000 Index Fund
Charles Schwab & Co., Inc.	25.90%
iShares NYSE Composite Index Fund
Brown Brothers Harriman & Co.	31.03%
iShares KLD Select Social Index Fund
State Street Bank and Trust Company	64.79%

Item 25.	Indemnification:

The Trust is organized as a Delaware statutory trust and is operated pursuant to an Agreement and Declaration of Trust, (the “Declaration of Trust”), that permits the Trust to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (the “Act”), and the Investment Company Act of 1940, as amended. The Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses incurred or paid in connection with any claim, action, suit, or proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders that was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; and

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith that the officers and trustees believed were in or not opposed to the best interests of the Trust.

The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

Insofar as indemnification for liabilities arising under the Act may be permitted to directors, officers and controlling persons of the Trust pursuant to foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for Fund expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding is asserted by such director, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. (a)	Business and Other Connections of the Investment Adviser:

The Trust is advised by BGFA, a wholly-owned subsidiary of BGI, 45 Fremont Street, San Francisco, CA 94105. BGFA’s business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position	Principal Business(es) During the Last Two Fiscal Years
Blake Grossman Chairman	Director and Chairman of the Board of Directors of BGFA and Chief Executive Officer and Director of BGI 45 Fremont Street, San Francisco, CA 94105

Frank Ryan Officer	Chief Financial Officer of BGFA and Chief Financial Officer and Cashier of BGI 45 Fremont Street, San Francisco, CA 94105

Rohit Bahgat Director	Director and Chief Operating Officer of BGFA and BGI 45 Fremont Street, San Francisco, CA 94105

Item 27.	Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant’s distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Index Funds	July 10, 1985
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors’ Inner Circle Fund	November 14, 1991
The Advisors’ Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
HighMark Funds	February 15, 1997

Oak Associates Funds	February 27, 1998
CNI Charter Funds	April 1, 1999
iShares Inc.	January 28, 2000
Johnson Family Funds, Inc.	November 1, 2000
Causeway Capital Management Trust	September 20, 2001
The Japan Fund, Inc.	October 7, 2002
Barclays Global Investors Funds	March 31, 2003
The Arbitrage Funds	May 17, 2005
The Turner Funds	January 1, 2006

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	—
Carl A. Guarino	Director	—
Edward D. Loughlin	Director	—
Wayne M. Withrow	Director	—
Kevin Barr	President & Chief Executive Officer	—
Maxine Chou	Chief Financial Officer & Treasurer	—
Mark Greco	Chief Operations Officer	—
John Munch	General Counsel & Secretary	—
Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—
Mark J. Held	Senior Vice President	—
Lori L. White	Vice President & Assistant Secretary	—
Robert Silvestri	Vice President	—
John Coary	Vice President	—
Michael Farrell	Vice President	—
Joanne Nelson	Vice President	—
Al DelPizzo	Vice President	—

Item 28.	Location of Accounts and Records:

(a) The Fund maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, the “Records”) at the offices of Investors Bank & Trust, 200 Clarendon Street, Boston, MA 02116.

(b) BGFA maintains all Records relating to its services as advisor at 45 Fremont Street, San Francisco, CA, 94105.

(c) SEI Investments Distribution Company maintains all Records relating to its services as distributor at 1 Freedom Valley Drive, Oaks, PA 19456.

(d) IBT maintains all Records relating to its services as transfer agent, fund accountant and custodian at 200 Clarendon Street, Boston, MA 02116.

Item 29.	Management Services:

Not applicable.

Item 30.	Undertaking:

Not applicable.

Exhibit Index

(d.2)	Schedule A to the Investment Advisory Agreement between the Trust and BGFA, as amended.

(e.2)	Exhibit A to the Distribution Agreement between the Trust and SEI, as amended.

(g.2)	Appendix A to the Custodian Agreement between the Trust and IBT, as amended.

(g.4)	Schedule A to the Securities Lending Agency Agreement between BGI and the Trust, as amended.

(h.2)	Appendix A to the Administration Agreement between the Trust and IBT, as amended.

(h.4)	Appendix A to the Transfer Agency and Service Agreement between the Trust and IBT, as amended.

(h.8)	Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares Dow Jones Funds.

(i.1)	Legal Opinion and Consent of Willkie Farr & Gallagher LLP.

(i.2)	Legal Opinion and Consent of Richards, Layton & Finger, P.A.

(j)	Consent of PricewaterhouseCoopers LLC, dated April 16, 2006.

(q.1)	Power of Attorney dated February 21, 2006 for Richard K. Lyons.

(q.2)	Powers of Attorney dated February 22, 2006 for Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, George G.C. Parker and W. Allen Reed.

(q.3)	Power of Attorney dated February 25, 2006 for Charles A. Hurty.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 43 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 17 day of April, 2006.

By:
Lee T. Kranefuss*
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 43 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:
Lee T. Kranefuss*
Trustee and President
Date: April 17, 2006

Richard K. Lyons*
Trustee
Date: April 17, 2006

John E. Martinez*
Trustee
Date: April 17, 2006

George G. C. Parker*
Trustee
Date: April 17, 2006

W. Allen Reed*
Trustee
Date: April 17, 2006

Cecilia H. Herbert*
Trustee
Date: April 17, 2006

Charles A. Hurty*
Trustee
Date: April 17, 2006

John E. Kerrigan*
Trustee
Date: April 17, 2006

/s/ Michael Latham
Michael Latham
Treasurer
Date: April 17, 2006

*By:	/s/ Michael Latham
Michael Latham
Attorney in fact
Date: April 17, 2006

Power of Attorney dated February 21, 2006 for Richard K. Lyons is filed herewith. Powers of Attorney dated February 22, 2006 for Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, George G.C. Parker and W. Allen Reed are filed herewith. Power of Attorney dated February 25, 2006 for Charles A. Hurty is filed herewith.